Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
February 28, 2025
FEG-NPRT1-0425
1.797938.121
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 1.0%
Financials - 1.0%
Banks - 1.0%
NU Holdings Ltd/Cayman Islands Class A (a)	3,175,910	34,141,033
CANADA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	68,813	3,169,655
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)(b)	165,300	8,179,044
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 0.7%
Wix.com Ltd (a)	126,900	25,467,561
Software - 0.5%
Cellebrite DI Ltd (a)	942,300	17,489,088
TOTAL ISRAEL		42,956,649
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	1,315,500	31,177,350
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	417,927	12,303,771
UNITED STATES - 95.1%
Communication Services - 4.2%
Entertainment - 2.3%
Live Nation Entertainment Inc (a)	174,348	24,994,529
ROBLOX Corp Class A (a)	880,500	56,035,021
		81,029,550
Interactive Media & Services - 0.9%
Pinterest Inc Class A (a)	824,900	30,504,802
Media - 1.0%
Trade Desk Inc (The) Class A (a)	524,764	36,901,404
TOTAL COMMUNICATION SERVICES		148,435,756

Consumer Discretionary - 12.8%
Distributors - 0.1%
Pool Corp (b)	24,877	8,632,319
Diversified Consumer Services - 0.8%
Duolingo Inc Class A (a)	86,963	27,138,543
Hotels, Restaurants & Leisure - 6.9%
Brinker International Inc (a)	51,200	8,439,296
Cava Group Inc (a)	151,000	14,349,530
Domino's Pizza Inc	41,902	20,519,828
DraftKings Inc Class A (a)	512,600	22,482,636
Dutch Bros Inc Class A (a)	477,700	37,814,732
First Watch Restaurant Group Inc (a)	729,953	15,562,598
Hilton Worldwide Holdings Inc	181,870	48,188,276
Light & Wonder Inc Class A (a)	127,950	14,263,866
Royal Caribbean Cruises Ltd	71,400	17,571,540
Texas Roadhouse Inc	153,975	28,345,258
Wingstop Inc	40,700	9,555,546
Wyndham Hotels & Resorts Inc	69,600	7,539,768
		244,632,874
Household Durables - 2.3%
NVR Inc (a)	2,300	16,664,834
SharkNinja Inc (a)	159,700	16,782,873
Somnigroup International Inc	509,270	32,532,168
TopBuild Corp (a)	45,538	13,952,387
		79,932,262
Specialty Retail - 2.1%
Boot Barn Holdings Inc (a)	162,700	19,919,361
Carvana Co Class A (a)	84,500	19,696,950
Murphy USA Inc	45,400	21,303,496
Tractor Supply Co	263,700	14,595,795
		75,515,602
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (a)	60,794	8,472,252
VF Corp	463,000	11,542,590
		20,014,842
TOTAL CONSUMER DISCRETIONARY		455,866,442

Consumer Staples - 2.5%
Beverages - 0.1%
Celsius Holdings Inc (a)(b)	162,953	4,186,262
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	98,405	40,760,335
Performance Food Group Co (a)	293,770	25,011,578
US Foods Holding Corp (a)	254,900	18,271,232
		84,043,145
TOTAL CONSUMER STAPLES		88,229,407

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy Inc	133,138	30,430,021
Hess Corp	157,517	23,460,582
Permian Resources Corp Class A	330,600	4,658,154
Targa Resources Corp	206,100	41,574,492
Texas Pacific Land Corp (b)	6,500	9,281,675
		109,404,924
Financials - 14.2%
Capital Markets - 9.6%
Ameriprise Financial Inc	121,217	65,129,895
Ares Management Corp Class A	290,837	49,715,677
Blue Owl Capital Inc Class A	1,940,100	41,770,353
Coinbase Global Inc Class A (a)	204,200	44,029,604
Jefferies Financial Group Inc	233,300	15,444,460
LPL Financial Holdings Inc	69,460	25,821,060
MSCI Inc	67,039	39,587,200
Robinhood Markets Inc Class A (a)	785,500	39,353,550
Tradeweb Markets Inc Class A	129,800	17,571,026
		338,422,825
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	313,600	20,117,440
Apollo Global Management Inc	176,742	26,382,278
Block Inc Class A (a)	274,100	17,898,730
Toast Inc Class A (a)	533,200	20,581,520
		84,979,968
Insurance - 2.2%
Arthur J Gallagher & Co	81,941	27,674,753
Brown & Brown Inc	229,400	27,193,076
Kinsale Capital Group Inc	57,400	24,788,190
		79,656,019
TOTAL FINANCIALS		503,058,812

Health Care - 8.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	154,400	38,098,200
Natera Inc (a)	54,200	8,432,978
Neurocrine Biosciences Inc (a)	43,700	5,188,064
Sarepta Therapeutics Inc (a)	49,100	5,241,425
Viking Therapeutics Inc (a)	51,400	1,483,918
		58,444,585
Health Care Equipment & Supplies - 1.8%
Dexcom Inc (a)	265,970	23,503,769
Insulet Corp (a)	93,900	25,566,153
Penumbra Inc (a)	2,626	749,565
TransMedics Group Inc (a)(b)	164,400	12,547,008
		62,366,495
Health Care Providers & Services - 2.3%
Cardinal Health Inc	254,145	32,906,694
Cencora Inc	182,646	46,308,067
		79,214,761
Health Care Technology - 1.8%
Doximity Inc Class A (a)	674,500	47,552,250
Veeva Systems Inc Class A (a)	80,056	17,943,752
		65,496,002
Life Sciences Tools & Services - 0.2%
West Pharmaceutical Services Inc	36,999	8,596,348
Pharmaceuticals - 0.3%
Intra-Cellular Therapies Inc (a)	91,130	11,682,866
TOTAL HEALTH CARE		285,801,057

Industrials - 22.6%
Aerospace & Defense - 7.6%
Axon Enterprise Inc (a)	222,370	117,511,427
HEICO Corp Class A	205,300	43,761,748
Howmet Aerospace Inc	472,363	64,524,786
Karman Holdings Inc	7,800	246,011
Loar Holdings Inc	3,400	247,078
TransDigm Group Inc	30,400	41,562,880
		267,853,930
Building Products - 2.8%
AAON Inc	207,594	15,943,219
AZEK Co Inc/The Class A (a)	457,000	21,410,450
Builders FirstSource Inc (a)	97,010	13,483,419
Lennox International Inc	49,130	29,529,587
Trane Technologies PLC	57,568	20,361,802
		100,728,477
Commercial Services & Supplies - 1.7%
Cintas Corp	188,064	39,023,280
GEO Group Inc/The (a)	511,500	13,994,640
Veralto Corp	90,200	8,998,352
		62,016,272
Construction & Engineering - 2.1%
Comfort Systems USA Inc	71,500	25,978,095
Construction Partners Inc Class A (a)	251,000	18,212,560
EMCOR Group Inc	43,300	17,705,803
Fluor Corp (a)	363,600	13,827,708
		75,724,166
Electrical Equipment - 1.3%
GE Vernova Inc	10,600	3,552,908
nVent Electric PLC	284,987	17,196,116
Vertiv Holdings Co Class A	256,900	24,449,173
		45,198,197
Ground Transportation - 2.3%
Old Dominion Freight Line Inc	254,200	44,866,300
XPO Inc (a)	293,400	36,076,464
		80,942,764
Machinery - 0.4%
Westinghouse Air Brake Technologies Corp	84,500	15,662,920
Passenger Airlines - 0.4%
Alaska Air Group Inc (a)	220,100	15,908,828
Professional Services - 0.4%
Dayforce Inc (a)	233,300	14,462,267
Trading Companies & Distributors - 3.6%
Core & Main Inc Class A (a)	466,900	23,816,569
United Rentals Inc	49,700	31,923,304
WW Grainger Inc	68,573	70,027,433
		125,767,306
TOTAL INDUSTRIALS		804,265,127

Information Technology - 24.0%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	211,522	14,087,365
Coherent Corp (a)	418,300	31,451,977
OSI Systems Inc (a)	56,500	11,650,865
Vontier Corp	585,300	21,860,955
		79,051,162
IT Services - 4.0%
Cloudflare Inc Class A (a)	357,300	51,915,691
Gartner Inc (a)	97,800	48,735,696
GoDaddy Inc Class A (a)	220,050	39,498,975
		140,150,362
Semiconductors & Semiconductor Equipment - 1.2%
Entegris Inc	77,700	7,864,794
Monolithic Power Systems Inc	41,500	25,356,915
Onto Innovation Inc (a)	75,300	10,968,198
		44,189,907
Software - 15.7%
Appfolio Inc Class A (a)	51,400	11,025,300
AppLovin Corp Class A (a)	347,330	113,139,274
Cadence Design Systems Inc (a)	42,423	10,626,962
Datadog Inc Class A (a)	385,200	44,895,060
Fair Isaac Corp (a)	33,379	62,964,477
Guidewire Software Inc (a)	39,500	7,952,140
HubSpot Inc (a)	64,800	46,914,552
Manhattan Associates Inc (a)	26,900	4,758,072
MicroStrategy Inc Class A (a)(b)	12,300	3,141,789
Monday.com Ltd (a)	33,600	9,971,472
Onestream Inc Class A (b)	4,100	95,530
Palantir Technologies Inc Class A (a)	2,438,400	207,068,928
Synopsys Inc (a)	23,818	10,891,495
Tyler Technologies Inc (a)	36,700	22,329,381
		555,774,432
Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage Inc Class A (a)	132,796	6,967,806
Super Micro Computer Inc (a)(b)	569,200	23,599,032
		30,566,838
TOTAL INFORMATION TECHNOLOGY		849,732,701

Materials - 1.9%
Construction Materials - 1.7%
CRH PLC	213,900	21,929,028
Vulcan Materials Co	150,230	37,153,381
		59,082,409
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	94,500	9,418,815
TOTAL MATERIALS		68,501,224

Real Estate - 0.8%
Specialized REITs - 0.8%
Iron Mountain Inc	296,364	27,612,234
Utilities - 1.0%
Electric Utilities - 0.3%
NRG Energy Inc	114,930	12,149,250
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	181,300	24,232,558
TOTAL UTILITIES		36,381,808

TOTAL UNITED STATES		3,377,289,492
TOTAL COMMON STOCKS (Cost $2,627,516,782)		3,509,216,994

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	50,088,555	50,098,573
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	46,450,276	46,454,920
TOTAL MONEY MARKET FUNDS (Cost $96,553,494)			96,553,493

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $2,724,070,276)	3,605,770,487
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(53,363,801)
NET ASSETS - 100.0%	3,552,406,686

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,942,206	295,043,621	262,887,254	315,221	-	-	50,098,573	50,088,555	0.1%
Fidelity Securities Lending Cash Central Fund	77,154,473	128,204,408	158,903,960	10,503	-	(1)	46,454,920	46,450,276	0.2%
Total	95,096,679	423,248,029	421,791,214	325,724	-	(1)	96,553,493	96,538,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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